Fair value of assets and liabilities - Notional Amount/ Maximum Potential Payout, Fair Value (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Financial Instruments Recorded at Fair Value on a Recurring Basis
Financial guarantee derivative assets, Fair value	¥ 1,038,258	$ 142,241	¥ 0
Recurring
Financial Instruments Recorded at Fair Value on a Recurring Basis
Financial guarantee derivative assets, Notional Amount	130,290,057	17,849,665	0
Financial guarantee derivative assets, Maximum Potential Payout	21,975,258	3,010,598	0
Financial guarantee derivative assets, Fair value	1,038,258	142,241	0
Financial guarantee derivative liabilities, Notional Amount	0	0	0
Financial guarantee derivative liabilities, Maximum Potential Payout	0	0	0
Financial guarantee derivative, Fair Value	¥ 0	$ 0	¥ 0